Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
18.	COMMITMENTS AND CONTINGENCIES
Investment commitments
The Group was obligated to subscribe RMB nil and RMB85,000 for partnership interest of certain long-term investees under various arrangements as of December 31, 2021 and 2022, respectively.
Contingencies
The Group is subject to legal proceedings in the ordinary course of business. The Group records a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Group reviews the need for any such liability on a regular basis.
For the year ended December 31, 2022, the Group accrued for the loss contingency amounted RMB92.9 million related to an ongoing investigation of the alleged illegal activity on the source of the funding consumed on Momo’s platform as the Group determines that an unfavorable outcome is probable and the amount is reasonably estimable.
The Group does not believe that any other currently pending legal or administrative proceeding to which the Group is a party will have a material effect on its business or financial condition.